Stock-based Compensation - Stock Option Activity (Details) - USD ($) $ / shares in Units, $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Shares
Shares, Options exercised (in shares)		0	0
Additional disclosures
Weighted average recognition period	1 year 18 days
Stock options
Shares
Shares outstanding, Beginning balance (in shares)	263
Shares, Options cancelled (in shares)	(105)
Shares outstanding, Ending balance (in shares)	158	263
Shares, Exercisable (in shares)	144
Shares, Vested and expected to vest (in shares)	158
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance (in dollars per share)	$ 21,909.5
Weighted Average Exercise Price Per Share, Options cancelled (in dollars per share)	7,629.9
Weighted Average Exercise Price Per Share, Outstanding, Ending balance (in dollars per share)	31,381.48	$ 21,909.5
Weighted Average Exercise Price Per Share, Exercisable (in dollars per share)	34,101.1
Weighted Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)	$ 31,381.48
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life Outstanding	6 years 1 month 6 days
Weighted Average Remaining Contractual Life, Exercisable	5 years 11 months 19 days
Weighted Average Remaining Contractual Life, Vested and expected to vest	6 years 1 month 6 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding (in dollars)	$ 0
Additional disclosures
Unrecognized share-based expenses	$ 34	$ 100
Weighted average recognition period		1 year 9 months 18 days
Vesting period	4 years	4 years
Option expiration period	10 years	10 years
Stock options | 2003 Stock Incentive Plan, as amended and restated
Shares
Shares outstanding, Beginning balance (in shares)	263	370	306
Shares, Options granted (in shares)			194
Shares, Options cancelled (in shares)		(107)	(130)
Shares outstanding, Ending balance (in shares)		263	370
Shares, Exercisable (in shares)		213
Shares, Vested and expected to vest (in shares)		274
Weighted Average Exercise Price Per Share
Weighted Average Exercise Price Per Share, Outstanding, Beginning balance (in dollars per share)	$ 21,909.5	$ 18,075.7	$ 23,117.06
Weighted Average Exercise Price Per Share, Options granted (in dollars per share)			3,422
Weighted Average Exercise Price Per Share, Options cancelled (in dollars per share)		8,661.72	8,071.28
Weighted Average Exercise Price Per Share, Outstanding, Ending balance (in dollars per share)		21,909.5	$ 18,075.7
Weighted Average Exercise Price Per Share, Exercisable (in dollars per share)		25,839.58
Weighted Average Exercise Price Per Share, Vested and expected to vest (in dollars per share)		$ 21,909.5
Weighted Average Remaining Contractual Life
Weighted Average Remaining Contractual Life Outstanding		6 years 4 months 24 days
Weighted Average Remaining Contractual Life, Exercisable		6 years
Weighted Average Remaining Contractual Life, Vested and expected to vest		6 years 4 months 24 days
Aggregate Intrinsic Value
Aggregate Intrinsic Value Outstanding (in dollars)		$ 0
Aggregate Intrinsic Value, Exercisable (in dollars)		0
Vested and expected to vest (in dollars)		$ 0
Additional disclosures
Vesting period		4 years